Business Combination (Details Narrative) (10-K) - USD ($)	Oct. 15, 2018	Sep. 30, 2019	Feb. 28, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 28, 2017
Equity method investment ownership percentage		100.00%		100.00%
Number of shares entitled for warrants issued				161,538	87,500
Warrant exercise price			$ 0.01			$ 0.01
Goodwill		$ 725,973		$ 725,973
Community Specialty Pharmacy, LLC [Member]
Equity method investment ownership percentage	100.00%
Purchase price, cash	$ 300,000
Promissory note issued	$ 300,000
Number of shares entitled for warrants issued	405,507			405,507
Warrant term	8 years
Warrant exercise price	$ 0.01
Exercise restrictions lapse period	3 years
Goodwill	$ 725,973
Total purchase price	770,291
Fair value of warrants	$ 170,291